SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating Leases
Operating lease liabilities - current portion	$ 39,886	$ 64,625
Operating lease liabilities - non-current portion	80,237	4,837
Total	$ 120,123	$ 69,462	$ 74,320